SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 16, 2015	Feb. 02, 2015
Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 9.21	$ 0.0004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	380,222	83,579
Employee Stock Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 7.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			24,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 8.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				498,067